CONSOLIDATED AND COMBINED BALANCE SHEETS - Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 1,768	$ 13,017
Accounts receivable, net	13,012	23,117
Derivative instruments, net	19,043	30,422
Prepaid and other current assets	322	790
Total current assets	34,145	67,346
Oil and natural gas properties, other property and equipment
Oil and natural gas properties, successful efforts method	651,596	541,119
Accumulated depreciation, depletion and amortization	(180,946)	(91,735)
Unproved oil and natural gas properties	105,897	90,645
Other property and equipment, net of accumulated depreciation of $868 and $139, respectively	2,240	595
Total property and equipment, net	578,787	540,624
Noncurrent assets
Derivative instruments, net	2,070	6,365
Other noncurrent assets	1,293	1,434
Total assets	616,295	615,769
Current liabilities
Accounts payable and accrued expenses	19,985	101,295
Other current liabilities	2,148	2,217
Total current liabilities	22,133	103,512
Noncurrent liabilities
Revolving credit facility	74,000	65,000
Term loan, net of unamortized deferred financing costs	64,649	64,568
Asset retirement obligations	2,288	1,824
Deferred tax liability	2,361	2,933
Total liabilities	165,431	237,837
Owners' equity	450,864	377,932
Total liabilities and owners' equity	$ 616,295	$ 615,769